Financial assets and liabilities - Additional Information (Details) - USD ($)						1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 05, 2024	Mar. 08, 2023	Dec. 22, 2022	Nov. 19, 2021	Jun. 29, 2018	Nov. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings							$ 115,762,000		$ 108,763,000
Issuance warrants exercised period							7 years
Financial assets							$ 84,619,000		82,399,000
Financial liabilities							145,050,000		151,533,000
Warrants fair value at issue date							1,000,000		$ 5,400,000
Gain (loss) on remeasurement of warrant liability							$ (4,400,000)	$ (700,000)
Level 3 | Unlisted Equity Securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Percentage of assets measured at fair value							100.00%		100.00%
Gross debt - fixed interest rates
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings							$ 121,999,000		$ 116,495,000
American Depositary Shares | Potential Ordinary Share Transactions
Disclosure Of Financial Assets And Liabilities [Line Items]
Outstanding common share capital, percentage	1000.00%
American Depository Receipt | Potential Ordinary Share Transactions
Disclosure Of Financial Assets And Liabilities [Line Items]
Outstanding common share capital, percentage	500.00%
Borrowings - Oaktree
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount						$ 90,000,000
Borrowings term						5 years
Borrowings				$ 60,000,000
Borrowings, Interest Only Period						3 years
Borrowings, interest rate						9.75%
Percentage of principal amount payable over two year						40.00%
Amortization period						2 years
Unpaid Interest Portion Per Annum						1.75%
Percentage of premium for volume-weighted average price			15.00%	15.00%
Issuance warrants exercised period		7 years		7 years
Remeasurement of borrowing arrangements within finance gains (loss)								(1,400,000)
Finance costs loss on remeasurement due to additional warrants issued								1,000,000
Finance costs loss on adjustment of carrying amount on financial liability								$ 400,000
Borrowings - Oaktree | Refinancing and Expansion of Senior Debt Facility
Disclosure Of Financial Assets And Liabilities [Line Items]
Percentage of share premium price								15.00%
Warrant exercise term		7 years
Borrowings - Oaktree | American Depositary Shares
Disclosure Of Financial Assets And Liabilities [Line Items]
Exercise price (in australian dollars per share)			$ 3.70	$ 7.26		$ 7.26		$ 3.70
Borrowings - Oaktree | American Depositary Shares | Potential Ordinary Share Transactions
Disclosure Of Financial Assets And Liabilities [Line Items]
Exercise price (in australian dollars per share)	$ 14.36
Borrowings - Oaktree | American Depositary Shares | Refinancing and Expansion of Senior Debt Facility
Disclosure Of Financial Assets And Liabilities [Line Items]
Exercise price (in australian dollars per share)								$ 3.70
Borrowings - Oaktree | Warrants
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of warrants granted to purchase american depositary shares (in shares)			455,000	1,769,669
Borrowings - Oaktree | Warrants | Refinancing and Expansion of Senior Debt Facility
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of warrants granted to purchase american depositary shares (in shares)								455,000
Borrowings - Oaktree | November 2021 warrants
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of warrants issued to purchase american depositary shares						1,769,669
Borrowings - Oaktree | November 2021 warrants | Potential Ordinary Share Transactions
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of warrants issued to purchase american depositary shares	884,838					884,838
Borrowings - Oaktree | December 2022 warrants
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of warrants issued to purchase american depositary shares								455,000
Borrowings - Oaktree | December 2022 warrants | Potential Ordinary Share Transactions
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of warrants issued to purchase american depositary shares	227,502
Borrowings - Oaktree | December 2022 warrants | American Depositary Shares | Potential Ordinary Share Transactions
Disclosure Of Financial Assets And Liabilities [Line Items]
Exercise price (in australian dollars per share)	$ 7.24
Borrowings - Oaktree | Tranche One
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings				$ 60,000,000		$ 60,000,000	30,000,000
Borrowings, interest rate						9.75%
Borrowings - Oaktree | Quarterly Payments
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, interest rate						8.00%
Borrowings - NovaQuest
Disclosure Of Financial Assets And Liabilities [Line Items]
Remeasurement of borrowing arrangements within finance gains (loss)							(100,000)	$ 200,000
Percentage of entity's revenue, annual payment cap threshold					25.00%
Borrowings - NovaQuest | Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets							0		0
Financial liabilities							0		0
Borrowings - NovaQuest | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets							0		0
Financial liabilities							$ 0		$ 0
Borrowings - NovaQuest | Gross debt - fixed interest rates
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount					$ 40,000,000
Borrowings term					8 years
Borrowings, Interest Only Period					4 years
Borrowings, interest rate					15.00%
Borrowings - NovaQuest | Contingent Consideration Provision | Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Percentage of liabilities measured at fair value							100.00%		100.00%
Borrowings - NovaQuest | Tranche One | Gross debt - fixed interest rates
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings					$ 30,000,000
Borrowings - NovaQuest | Tranche Two | Gross debt - fixed interest rates
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings					$ 10,000,000
Oaktree Capital Management
Disclosure Of Financial Assets And Liabilities [Line Items]
Minimum unrestricted cash balance							$ 35,000,000
Top of Range
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade receivables settlement period							60 days